Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2020
Document Effective Date	Aug. 03, 2020
Prospectus Date	Aug. 03, 2020